STOCKHOLDERS' EQUITY - Conversions of Stock (Q2) (Details)	Jun. 30, 2022 shares	Jun. 14, 2022 shares	Dec. 31, 2021 shares	Jun. 30, 2021 shares	Dec. 31, 2020 shares	Aug. 31, 2020 shares
Class of Stock [Line Items]
Recapitalization exchange ratio		0.59289
Common stock, shares, issued (in shares)	25,290,270	25,290,270	17,862,108	17,767,555	13,200,875
Common stock, shares, outstanding (in shares)	25,290,270	25,290,270	17,862,108	17,767,555	13,200,875
Legacy SpringBig shareholders
Class of Stock [Line Items]
Common stock, shares, issued (in shares)		8,362,935
Common stock, shares, outstanding (in shares)		8,362,935
Common and referred stock, issued (in shares)		18,196,526
Common and referred stock, outstanding (in shares)		18,196,526
Series B Preferred
Class of Stock [Line Items]
Recapitalization exchange ratio		0.59289
Preferred stock, shares issued (in shares)			4,584,202		4,584,202	4,584,202
Preferred stock, shares outstanding (in shares)			4,584,202		4,584,202
Series B Preferred | Legacy SpringBig shareholders
Class of Stock [Line Items]
Preferred stock, shares issued (in shares)		2,718,520
Preferred stock, shares outstanding (in shares)		2,718,520
Series A Preferred
Class of Stock [Line Items]
Recapitalization exchange ratio		0.59289
Preferred stock, shares issued (in shares)			5,088,944		5,088,944
Preferred stock, shares outstanding (in shares)			5,088,944		5,088,944
Series A Preferred | Legacy SpringBig shareholders
Class of Stock [Line Items]
Preferred stock, shares issued (in shares)		3,017,184
Preferred stock, shares outstanding (in shares)		3,017,184
Series Seed Preferred
Class of Stock [Line Items]
Recapitalization exchange ratio		0.59289
Preferred stock, shares issued (in shares)			6,911,715		6,911,715
Preferred stock, shares outstanding (in shares)			6,911,715		6,911,715
Series Seed Preferred | Legacy SpringBig shareholders
Class of Stock [Line Items]
Preferred stock, shares issued (in shares)		4,097,887
Preferred stock, shares outstanding (in shares)		4,097,887
SpringBig
Class of Stock [Line Items]
Common stock, shares, issued (in shares)		14,105,371
Common stock, shares, outstanding (in shares)		14,105,371
Common and referred stock, issued (in shares)		30,691,232
Common and referred stock, outstanding (in shares)		30,691,232
SpringBig | Series B Preferred
Class of Stock [Line Items]
Preferred stock, shares issued (in shares)		4,585,202
Preferred stock, shares outstanding (in shares)		4,585,202
SpringBig | Series A Preferred
Class of Stock [Line Items]
Preferred stock, shares issued (in shares)		5,088,944
Preferred stock, shares outstanding (in shares)		5,088,944
SpringBig | Series Seed Preferred
Class of Stock [Line Items]
Preferred stock, shares issued (in shares)		6,911,715
Preferred stock, shares outstanding (in shares)		6,911,715